THE PRUDENTIAL SERIES FUND
655 BROAD STREET
NEWARK, NJ 07102

November 4, 2022

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:	The Prudential Series Fund Registration Statement on Form N-14 (File No. 811-03623)

Commissioners:

On behalf of The Prudential Series Fund (the “Trust”), a Delaware statutory trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meetings of shareholders (each, a “Meeting” and collectively, the “Meetings”) of  the portfolios listed below, each a series of the Advanced Series Trust:

AST Prudential Flexible Multi-Strategy Portfolio; and

AST T. Rowe Price Diversified Real Growth Portfolio

At each Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the PSF PGIM Flexible Managed Portfolio of the assets and liabilities of the applicable portfolio. These materials include the notice of the Meetings, the prospectus/proxy statement and the form of voting instruction card for each portfolio listed above.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez

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